Annual Total Returns [BarChart] - iShares iBonds Mar 2023 Term Corporate ex-Financials ETF - iShares iBonds Mar 2023 Term Corporate ex-Financials ETF	Mar. 01, 2021
Bar Chart Table:
Annual Return 2014	8.24%
Annual Return 2015	1.45%
Annual Return 2016	4.42%
Annual Return 2017	3.61%
Annual Return 2018	0.04%
Annual Return 2019	7.06%
Annual Return 2020	4.27%